Equity (Details) - Schedule of warrants fair value was calculated using the Black-Scholes OPM - $ / shares	1 Months Ended		12 Months Ended
	Aug. 22, 2019	Mar. 28, 2019	Dec. 31, 2021
Schedule of warrants fair value was calculated using the Black-Scholes OPM [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	84.97%	70.12%	112.96%
Risk-free interest rate (%)	1.48%	2.18%	0.50%
Expected life of Warrants (years)	2 years 6 months 29 days	3 years	2 months 26 days
Warrants fair value ($) (in Dollars per share)	$ 1.01	$ 1.41	$ 0